Annual Fund Operating Expenses - BTS Tactical Fixed Income Fund	Apr. 21, 2026
BTS Tactical Fixed Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	2.08%
BTS Tactical Fixed Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	2.83%
BTS Tactical Fixed Income Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.83%
BTS Tactical Fixed Income Fund Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	2.33%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.